UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09833

Investment Grade Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2007

Item 1. Reports to Stockholders

Investment Grade Income Portfolio as of December 31, 2007

PORTFOLIO OF INVESTMENTS

Corporate Bonds — 24.8%
Security	Principal Amount (000's omitted)	Value
Appliances — 0.3%
Whirlpool Corp., 6.125%, 6/15/11	$320	$333,513
		$333,513
Banks — 0.6%
National Australia Bank, Series A, 8.60%, 5/19/10	$690	$745,829
		$745,829
Beverages — 0.7%
Anheuser-Busch Cos., Inc., 6.45%, 9/1/37	$750	$815,730
		$815,730
Building and Development — 0.2%
K. Hovnanian Enterprises, 6.50%, 1/15/14	$300	$211,500
		$211,500
Diversified Manufacturing — 1.2%
Ingersoll-Rand Co., 6.48%, 6/1/25	$69	$70,775
Ingersoll-Rand Co., MTN, 6.015%, 2/15/28	1,310	1,396,182
Ingersoll-Rand Co., MTN, 6.13%, 11/18/27	90	96,169
		$1,563,126
Drugs — 0.9%
Abbott Laboratories, 5.60%, 5/15/11	$750	$777,326
Merck & Co., Inc., MTN, 5.76%, 5/3/37	335	359,312
		$1,136,638
Financial Services — 7.6%
American General Finance Corp., 5.40%, 12/1/15	$1,475	$1,362,348
Associates Corp., N.A., 5.96%, 5/15/37	30	31,336
Bunge, Ltd. Finance Corp., 5.10%, 7/15/15	460	436,348
CIT Group, Inc., 5.80%, 10/1/36	965	838,309
Countrywide Home Loan, 4.125%, 9/15/09	1,100	807,168
HSBC Finance Corp., 5.25%, 1/14/11	775	775,274
IBM International Group Capital, 5.05%, 10/22/12	810	826,008
JP Morgan Chase & Co., 5.15%, 10/1/15	1,175	1,135,058
Lehman Brothers Holdings, Inc., 7.00%, 2/1/08	500	500,346
Merrill Lynch & Co., 5.70%, 5/2/17	785	749,505
Merrill Lynch & Co., MTN, 5.10%, 1/31/08(1)	260	259,901

Security	Principal Amount (000's omitted)	Value
Financial Services (continued)
Morgan Stanley, 3.875%, 1/15/09	$945	$935,512
Washington Mutual, Inc., 4.00%, 1/15/09	895	842,978
		$9,500,091
Foods — 3.2%
ConAgra Foods, Inc., 6.70%, 8/1/27	$1,225	$1,292,437
Delhaize Group, 6.50%, 6/15/17	500	512,412
General Mills, Inc., 5.65%, 9/10/12	180	183,124
General Mills, Inc., 5.70%, 2/15/17	525	519,278
Kroger Co., 6.80%, 4/1/11	595	626,626
McDonald's Corp., 5.80%, 10/15/17	865	897,271
		$4,031,148
Health Services — 0.4%
Laboratory Corp. of America, 5.50%, 2/1/13	$545	$531,484
		$531,484
Household Products — 0.8%
Procter and Gamble Co., 4.95%, 8/15/14	$990	$1,004,624
		$1,004,624
Lodging and Gaming — 0.2%
MGM Mirage, Inc., 8.50%, 9/15/10	$300	$312,750
		$312,750
Medical Products — 1.0%
Beckman Coulter, Inc., 7.05%, 6/1/26	$1,200	$1,262,873
		$1,262,873
Oil & Gas-U.S. Exploration & Production — 0.6%
XTO Energy, Inc., 6.25%, 8/1/17	$685	$719,943
		$719,943
Oil & Gas-Equipment and Services — 1.9%
Burlington Resources, 9.875%, 6/15/10	$635	$712,538
Northwest Natural Gas, MTN, 6.65%, 11/10/27	1,570	1,682,461
		$2,394,999
Retail-Department Stores — 0.4%
Federated Retail Holding, 5.90%, 12/1/16	$500	$471,695
		$471,695

See notes to financial statements

Investment Grade Income Portfolio as of December 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount (000's omitted)	Value
Retail-Drug Stores — 0.5%
CVS Caremark Corp., 5.75%, 6/1/17	$640	$645,280
		$645,280
Super Regional Banks — 2.9%
Bank of America Corp., 5.49%, 3/15/19	$750	$718,150
SunTrust Banks, 6.00%, 1/15/28	1,990	1,990,953
Wells Fargo Bank, N.A., 6.45%, 2/1/11	905	958,114
		$3,667,217
Telecommunications — 0.2%
Harris Corp., 6.35%, 2/1/28	$225	$225,296
		$225,296
Tobacco — 0.5%
Altria Group, Inc., 7.65%, 7/1/08	$655	$665,607
		$665,607
Utilities — 0.7%
Georgia Power Co., 5.70%, 6/1/17	$865	$889,746
		$889,746
Total Corporate Bonds (identified cost $31,320,630)		$31,129,089
Agency Mortgage-Backed Securities — 19.2%
Security	Principal Amount (000's omitted)	Value
FHLMC, Gold Pool #B10129, 3.50%, 10/1/18	$689	$650,612
FHLMC, Gold Pool #E00421, 6.00%, 3/1/11	77	78,883
FHLMC, Gold Pool #E00598, 5.50%, 12/1/13	510	519,903
FHLMC, Gold Pool #E00617, 5.50%, 1/1/14	824	839,429
FHLMC, Gold Pool #G18176, 5.00%, 4/1/22	4,672	4,677,547
FHLMC, PAC CMO, Series 1564-H, 6.50%, 8/15/08	11	11,504
FHLMC, PAC CMO, Series 1626-PT, 6.00%, 12/15/08	139	139,010
FHLMC, PAC CMO, Series 1758-G, 5.50%, 10/15/09	68	67,748
FHLMC, PAC CMO, Series 2534-HG, 4.50%, 4/15/16	605	601,805
FNMA, PAC CMO, Series 1993-211-PJ, 6.00%, 11/25/08	55	55,183
FNMA, Pool #256673, 5.50%, 4/1/37	7,188	7,180,383
FNMA, Pool #448183, 5.50%, 10/1/13	96	97,827
FNMA, Pool #535454, 6.00%, 2/1/15	182	186,366

Security	Principal Amount (000's omitted)	Value
FNMA, Pool #545937, 6.00%, 6/1/14	$166	$170,360
FNMA, Pool #545948, 6.00%, 12/1/14	120	122,461
FNMA, Pool #918109, 5.00%, 5/1/37	7,399	7,219,623
GNMA, PAC CMO, Series 1998-14-PH, 6.50%, 6/20/28	987	1,034,880
GNMA, Pool #781412, 6.50%, 2/15/17	439	453,879
Total Agency Mortgage-Backed Securities (identified cost $23,902,921)		$24,107,403
Commercial Mortgage-Backed Securities — 11.9%
Security	Principal Amount (000's omitted)	Value
CSFB, Series 2003-C3, Class A2, 2.843%, 5/15/38	$831	$824,596
CSFB, Series 2003-C5, Class A2, 3.808%, 12/15/36	1,039	1,030,048
FUCMT, Series 1999-C1, Class A2, 6.07%, 10/15/35	1,337	1,341,246
GECMC, Series 2002-2A, Class A2, 4.97%, 8/11/36	811	818,292
GSMSC, Series 2001-Rock, Class A2FL, 5.585%, 5/3/18(1)	2,000	2,019,326
L-UCMT, Series 2002-C4, Class A3, 4.071%, 9/15/26	386	382,555
L-UCMT, Series 2004-C6, Class A6, 5.02%, 8/15/29	940	942,752
L-UCMT, Series 2004-C8, Class A3, 4.435%, 12/15/29	910	905,184
MLMT, Series 2003-Key1, Class A3, 4.893%, 11/12/35	1,405	1,413,063
MLMT, Series 2005-MCP1, Class AM, 4.805%, 6/12/43	1,225	1,157,482
MLMT, Series 2006-2, Class A4, 5.909%, 6/12/46(1)	1,165	1,218,055
NASC, Series 1998-D6, Class A1B, 6.59%, 3/15/30	602	603,721
WBCMT, Series 2003-C4, Class A2, 4.566%, 4/15/35	994	987,062
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42	1,350	1,321,004
Total Commercial Mortgage- Backed Securities (identified cost $14,730,864)		$14,964,386

See notes to financial statements

Investment Grade Income Portfolio as of December 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Asset-Backed Securities — 1.8%
Security	Principal Amount (000's omitted)	Value
CHAIT, Series 2007-A15, Class A, 4.96%, 9/17/12	$1,105	$1,123,699
USAOT, Series 2007-2, Class A2, 5.04%, 4/15/10	1,105	1,108,156
Total Asset-Backed Securities (identified cost $2,209,875)		$2,231,855
U.S. Government Obligations — 7.4%
Security	Principal Amount (000's omitted)	Value
FHLB, 4.125%, 2/15/08	$1,000	$999,368
FHLB, 5.25%, 1/14/09	2,710	2,744,937
FNMA, 4.875%, 12/15/16(2)	5,365	5,525,092
Total U.S. Government Obligations (identified cost $8,911,255)		$9,269,397
U.S. Treasury Obligations — 23.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bond, 4.50%, 2/15/36(2)	$3,500	$3,518,868
U.S. Treasury Bond, 6.00%, 2/15/26	625	739,844
U.S. Treasury Bond, 6.25%, 8/15/23	3,500	4,191,527
U.S. Treasury Bond, 6.375%, 8/15/27	7,000	8,690,643
U.S. Treasury Inflation Index Note, 2.00%, 1/15/14(2)	3,392	3,504,452
U.S. Treasury Note, 4.25%, 11/15/13(2)	1,500	1,555,665
U.S. Treasury Note, 4.25%, 11/15/17	150	152,660
U.S. Treasury Note, 4.625%, 2/15/17	6,800	7,111,318
Total U.S. Treasury Obligations (identified cost $27,818,206)		$29,464,977
Preferred Securities — 4.4%
Security	Shares	Value
Banks — 1.1%
Zion Capital Trust B, 8.00%, 9/1/32	58,000	$1,424,287
		$1,424,287

Security	Shares	Value
Financial Services — 1.5%
Federal Home Loan Mortgage Corp., Series V, 5.57%	60,000	$1,155,000
PPTT 2006-A GS, Class A, 8.043%(1)(3)(7)	8,000	808,393
		$1,963,393
Insurance — 1.6%
RAM Holdings, Ltd., Series A, 7.50%, 12/15/66(1)	2,000	$1,965,750
		$1,965,750
Thrifts & Mortgage Finance — 0.2%
Indymac Bank FSB, 8.50%, 5/29/49(3)	21,150	$230,006
		$230,006
Total Preferred Securities (identified cost $6,224,644)		$5,583,436
Interest Rate Swaptions — 0.2%
Description	Notional Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.293%, expires 2/13/08	$5,500,000	$4,895
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.422%, expires 8/13/08	6,000,000	123,300
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.44%, expires 2/11/09	3,500,000	129,815
Total Interest Rate Swaptions (identified cost $461,054)		$258,010
Short-Term Investments — 16.6%
Commercial Paper — 3.2%
Security	Principal Amount (000's omitted)	Value
Barton Capital Corp., 5.75%, 1/15/08(6)	$1,000	$997,764
Kittyhawk Funding, 5.47%, 1/25/08(6)	400	398,541
Old Line Funding LLC, 5.65%, 2/15/08(6)	500	496,469
Ranger Funding Co., LLC, 5.10%, 1/23/08(6)	750	747,663
Ranger Funding Co., LLC, 5.51%, 3/5/08(6)	500	495,102
Yorktown Capital, LLC, 5.55%, 1/28/08(6)	879	875,341
Total Commercial Paper (identified cost $4,010,880)		$4,010,880

See notes to financial statements

Investment Grade Income Portfolio as of December 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Other Short-Term Investments — 13.4%
Description	Shares/Interest (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 4.99%(4)(5)	13,225	$13,225,413
Investment in Cash Management Portfolio, 4.58%(5)	$3,626	3,625,791
Total Other Short-Term Investments (identified cost $16,851,204)		$16,851,204
Total Short-Term Investments (identified cost $20,862,084)		$20,862,084
Total Investments — 109.7% (identified cost $136,441,533)		$137,870,637
Other Assets, Less Liabilities — (9.7)%		$(12,167,672)
Net Assets — 100.0%		$125,702,965

CHAIT - Chase Issuance Trust

CMO - Collateralized Mortgage Obligations

CSFB - Credit Suisse First Boston

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FNMA - Federal National Mortgage Association (Fannie Mae)

FUCMT - First Union Commercial Mortgage Trust

GECMC - General Electric Commercial Mortgage Corporation

GNMA - Government National Mortgage Association (Ginnie Mae)

GSMSC - Goldman Sachs Mortgage Securities Corporation II

L-UCMT - LB-UBS Commercial Mortgage Trust

MLMT - Merrill Lynch Mortgage Trust

MTN - Medium-Term Note

NASC - Nomura Asset Securities Corporation

PAC - Planned Amortization Class

PPTT - Preferred Pass-Through Trust 2006

USAOT - USAA Auto Owner Trust

WBCMT - Wachovia Bank Commercial Mortgage Trust

(1)  Variable rate security. The stated interest rate represents the rate in effect at December 31, 2007.

(2)  All or a portion of this security was on loan at December 31, 2007.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate value of the securities is $1,038,399 or 0.83% of the Portfolio's net assets.

(4)  The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan as of December 31, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(5)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2007.

(6)  A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held are deemed liquid based on criteria and procedures authorized by the Trustees.

(7)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund.

See notes to financial statements

Investment Grade Income Portfolio as of December 31, 2007

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 2007

Assets
Unaffiliated investments, at value including $12,924,859 of securities on loan (identified cost, $119,590,329)	$121,019,433
Affiliated investments, at value (identified cost, $16,851,204)	16,851,204
Cash	8,571
Dividends and interest receivable	1,277,914
Interest receivable from affiliated investments	14,204
Securities lending income receivable	12,322
Receivable for open credit default swap contracts	15,339
Total assets	$139,198,987
Liabilities
Collateral for securities loaned	$13,225,413
Payable to affiliate for investment advisory fee	44,835
Payable to affiliate for Trustees' fees	2,533
Payable for open credit default swap contracts	142,478
Accrued expenses	80,763
Total liabilities	$13,496,022
Net Assets applicable to investors' interest in Portfolio	$125,702,965
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$124,401,000
Net unrealized appreciation (computed on the basis of identified cost)	1,301,965
Total	$125,702,965

Statement of Operations

For the Year Ended
December 31, 2007

Investment Income
Interest	$5,550,735
Dividends	254,155
Securities lending income, net	70,340
Interest income allocated from affiliated investments	191,712
Expenses allocated from affliated investments	(18,283)
Total investment income	$6,048,659
Expenses
Investment adviser fee	$665,295
Trustees' fees and expenses	8,593
Legal and accounting services	73,852
Custodian fee	73,050
Miscellaneous	8,746
Total expenses	$829,536
Net investment income	$5,219,123
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$71,415
Credit default swap contracts	23,722
Net realized gain	$95,137
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$1,242,105
Credit default swap contracts	(133,525)
Net change in unrealized appreciation (depreciation)	$1,108,580
Net realized and unrealized gain	$1,203,717
Net increase in net assets from operations	$6,422,840

See notes to financial statements

Investment Grade Income Portfolio as of December 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended December 31, 2007	Year Ended December 31, 2006
From operations — Net investment income	$5,219,123	$4,276,049
Net realized gain (loss) from investment transactions and credit default swap contracts	95,137	(819,159)
Net change in unrealized appreciation (depreciation) from investments and credit default swap contracts	1,108,580	(184,511)
Net increase in net assets from operations	$6,422,840	$3,272,379
Capital transactions — Contributions	$26,351,160	$8,845,012
Withdrawals	(15,572,098)	(8,197,545)
Net increase in net assets from capital transactions	$10,779,062	$647,467
Net increase in net assets	$17,201,902	$3,919,846
Net Assets
At beginning of year	$108,501,063	$104,581,217
At end of year	$125,702,965	$108,501,063

See notes to financial statements

Investment Grade Income Portfolio as of December 31, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended December 31,
	2007	2006	2005	2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.73%	0.76%	0.76%	0.75%	0.76%
Expenses after custodian fee reduction	0.73%	0.76%	0.76%	0.75%	0.76%
Net investment income	4.50%	4.12%	3.48%	3.43%	3.44%
Portfolio Turnover	130%	93%	66%	71%	65%
Total Return	5.56%	3.27%	2.15%	3.98%	3.76%
Net assets, end of year (000's omitted)	$125,703	$108,501	$104,581	$100,278	$91,644

See notes to financial statements

Investment Grade Income Portfolio as of December 31, 2007

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Investment Grade Income Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to achieve current income and total return. The Portfolio invests primarily in fixed-income securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2007, the Eaton Vance Balanced Fund and Eaton Vance Investment Grade Income Fund held an interest of 63.6% and 2.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available will normally be valued on the basis of market valuations furnished by a pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Credit default swaps and swaptions are valued by a broker-dealer (usually the counterparty to the agreement). Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109".

Investment Grade Income Portfolio as of December 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of December 31, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Credit Default Swaps — The Portfolio may enter into credit default swap contracts to buy or sell credit protection against default on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payment or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swap of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

I  Swaptions — The Portfolio may purchase swaptions for the purpose of hedging against adverse movements in interest rates. The contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into an interest rate swap, at preset terms, with the seller on the expiration date of the contract. The Portfolio pays a premium to the writer, which is recorded as an investment and subsequently marked to

Investment Grade Income Portfolio as of December 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

market to reflect the current value of the swaption. Premiums paid for swaptions that expire are treated as realized losses. Premiums paid for swaptions, which are exercised or closed, are added to the amounts paid or offset against the proceeds on the underlying swap transaction to determine the realized gain or loss. The writer of the swaption bears the risk of unfavorable changes in the preset rate of the underlying interest rate swap. The Portfolio's risk is limited to the premium paid.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio's average daily net assets up to and including $130 million and 0.50% of average daily net assets over $130 million and is payable monthly. Effective October 22, 2007, BMR has contractually agreed to reduce its advisory fee to 0.45% annually of the Portfolio's average daily net assets less than $1 billion and at a reduced rate as average daily net assets exceed that level. This contractual reduction cannot be terminated or modified without Trustee and shareholder approval. The portion of the advisory fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's advisory fees. For the year ended December 31, 2007, the Portfolio's advisory fee totaled $682,815 of which $17,520 was allocated from Cash Management and $665,295 was paid or accrued directly by the Portfolio. For the year ended December 31, 2007, the Portfolio's advisory fee, including the portion allocated from Cash Management, was 0.59% of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2007, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and principal paydowns, for the year ended December 31, 2007, were as follows:

Purchases
Investments (non-U.S. Government)	$54,504,144
U.S. Government Securities	108,319,343
$162,823,487
Sales
Investments (non-U.S. Government)	$38,425,467
U.S. Government Securities	103,857,592
$142,283,059

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$136,149,587
Gross unrealized appreciation	$2,964,134
Gross unrealized depreciation	(1,243,084)
Net unrealized appreciation	$1,721,050

The net unrealized depreciation on swap contracts at December 31, 2007 on a federal income tax basis was $0.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include written options, forward foreign currency exchange contracts, financial futures contracts, interest rate swaps, and credit default swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Investment Grade Income Portfolio as of December 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

A summary of obligations under these financial instruments at December 31, 2007 is as follows:

Credit Default Swaps

Counterparty	Reference Entity	Buy/ Sell	Notional Amount (000's omitted)	Pay/ Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
JPMorgan Chase, N.A.	HSBC Capital Funding, LP (Preferred)	Sell	$2,000	0.350%	6/20/2011	$(28,928)
JPMorgan Chase, N.A.	HSBC Bank, PLC	Buy	2,000	0.095	6/20/2011	15,339
HSBC Bank	Pulte Homes, Inc.	Sell	1,000	0.880	6/20/2012	(113,550)
						$(127,139)

At December 31, 2007, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2007.

7  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $686,548 for the year ended December 31, 2007. At December 31, 2007, the value of the securities loaned and the value of the collateral amounted to $12,924,859 and $13,225,413, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

8  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of December 31, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

Investment Grade Income Portfolio as of December 31, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Investment Grade Income Portfolio:

We have audited the accompanying statement of assets and liabilities of Investment Grade Income Portfolio (the "Portfolio"), including the portfolio of investments, as of December 31, 2007, and the related statement of operations, the statement of changes in net assets, and the supplementary data for the year then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit. The statement of changes in net assets and supplementary data for the year ended December 31, 2006, and all prior periods presented were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and supplementary data in their report dated February 26, 2007.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Investment Grade Income Portfolio as of December 31, 2007, and the results of its operations, the changes in its net assets, and the supplementary data for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 15, 2008

Eaton Vance Investment Grade Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Investment Grade Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met eleven times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met thirteen, fourteen and nine times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the continuance of the terms of the investment advisory agreement of the Investment Grade Income Portfolio with Boston Management and Research ("BMR" or the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments to be held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing factors relevant to investing in investment grade bonds, including the Adviser's in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Portfolio Performance

The Board compared the Portfolio's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2006 for the Portfolio. The Board noted that the Portfolio maintains a shorter average duration than its peers, which has affected the performance of the Portfolio relative to its peers. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.

Management Fees and Expenses

The Board reviewed contractual management fee rates, including any administrative fee rates, payable by the Portfolio (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Portfolio's total expense ratio for the year ended September 30, 2006. After reviewing the foregoing information, and in light of the nature, extent and quality of

Eaton Vance Investment Grade Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

the services provided by the Adviser and the Administrator, the Board concluded that the management fees charged for advisory and related services and the Portfolio's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and the Administrator in providing investment advisory and administrative services to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and the Administrator are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Portfolio and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Portfolio and the Adviser's and Administrator's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Administrator, on the one hand, and the Portfolio on the other hand. The Board also concluded that the structure of the management fees, which includes a breakpoint, can be expected to cause such benefits to continue to be shared equitably.

Eaton Vance Investment Grade Income Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Eaton Vance Special Investment Trust (the Trust), and Investment Grade Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Fox" refers to Fox Asset Management, LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolios	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee and President of the Trust	Trustee since 2007 and President of the Trust since 2002	Chairman, Chief Executive Officer and President of EVC, President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or Officer of 177 registered investment companies and 5 private investment companies managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV which are affiliates of the Trust and Portfolio.	175	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	177	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman and Chief Executive Officer of Assurant, Inc. (insurance provider) (1978-2000). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007).	177	Director of Assurant, Inc. and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	177	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	177	None

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1989 and of the Portfolio since 2000	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	177	None

Eaton Vance Investment Grade Income Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolios	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	President, Lowenhaupt Global Advisors, LLC (global wealth management firm) (since 2005). Formerly, President and Contributing Editor, Worth Magazine (2004). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	175	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

Lynn A. Stout 9/14/57	Trustee	Trustee of the Trust since 1998; of the Portfolio since 2000	Paul Hastings Professor of Corporate and Securities Law, University of California at Los Angeles School of Law.	177	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee of the Trust since 2005	Consultant and private investor.	177	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolios	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Michael A. Allison 10/26/64	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 21 registered investment companies managed by EVM or BMR.

J. Scott Craig 3/15/63	Vice President of the Trust	Since 2006	Vice President of EVM and BMR since January 2005. Previously, Director – Real Estate Equities and REIT Portfolio Manager of The Northwestern Mutual Life Insurance Company (1994-2004). Officer of 17 registered investment companies managed by EVM or BMR.

Gregory R. Greene 11/13/66	Vice President of the Trust	Since 2006	Managing Director of Fox and member of the Investment Committee. Officer of 18 registered investment companies managed by EVM or BMR.

Elizabeth S. Kenyon 9/8/59	Vice President of the Trust and President of the Portfolio	Vice President since 2006 and President since 2002	Vice President of EVM and BMR. Officer of 19 registered investment companies managed by EVM or BMR.

Duke E. Laflamme 7/8/69	Vice President	Of the Trust since 2001 and of the Portfolio since 2006	Vice President of EVM and BMR. Officer of 18 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President	Since 2002	Vice President of EVM and BMR. Officer of 51 registered investment companies managed by EVM or BMR.

Michael R. Mach 7/15/47	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 57 registered investment companies managed by EVM or BMR.

Robert J. Milmore 4/3/69	Vice President of the Trust	Since 2006	Vice President of Fox and member of the Investment Committee. Previously, Manager of International Treasury of Cendent Corporation (2001-2005). Officer of 18 registered investment companies managed by EVM or BMR.

J. Bradley Ohlmuller 6/14/68	Vice President	Since 2008	Principal of Fox and member of the Investment Committee since 2004. Previously, Vice President and research analyst at Golden Sachs & Co. (2001-2004). Officer of 18 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	Vice President of the Trust	Since 2006	Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer 81 registered investment companies managed by EVM or BMR.

Walter A. Row, III 7/20/57	Vice President of the Trust	Since 2007	Director of Equity Research and a Vice President of EVM and BMR. Officer of 25 registered investment companies managed by EVM or BMR.

Eaton Vance Investment Grade Income Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolios	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Judith A. Saryan 8/21/54	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 55 registered investment companies managed by EVM or BMR.

Michael W. Weilheimer 2/11/61	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 26 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008(2)	Vice President of EVM and BMR. Officer of 177 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary	Since 2007	Deputy Chief Legal Officer and Vice President of EVM and BMR. Officer of 177 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 177 registered investment companies managed by EVM or BMR.

John A. Pelletier 06/24/64	Chief Legal Officer	Since 2007	Vice President and Chief Legal Officer of EVC, EVM, BMR, EVD and EV. Previously, Chief Operating Officer and Executive Vice President (2004-2007) and General Counsel (1997-2004) of Natixis Global Associates. Officer of 177 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2008, Ms. Campbell was Assistant Treasurer of the Portfolio since 2000.

The SAI for the Fund includes additional information about the Trustee and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

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Investment Adviser of Investment Grade Income Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Investment Grade Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Investment Grade Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

2978-2/08  IGISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

The following table presents the aggregate fees billed to the registrant for the registrant’s respective fiscal years ended December 31, 2006 and December 31, 2007 by the Fund’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods. PricewaterhouseCoopers LLP was the principal accountant for the fiscal years ended 2006. During the fiscal years ended 2007, PricewaterhouseCoopers LLP was replaced by D&T.

Fiscal Years Ended	12/31/2006	12/31/2007
	PwC	D&T

Audit Fees	$45,400	$34,000

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,825	$14,000

All Other Fees(3)	$0	$0

Total	$55,225	$48,000

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the Funds fiscal years ended December 31, 2006 and December 31, 2007, $35,000 was billed by “D&T”, the principal accountant for the Funds, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control;

structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7) (ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal year ended December 31, 2006 and the fiscal year ended December 31, 2007; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization for the registrant’s principal accountant for the last 2 fiscal years of the Portfolio. During the fiscal years ended 2007, PricewaterhouseCoopers LLP was replaced by D&T.

Fiscal Years Ended	12/31/2006	12/31/2007
	PwC	D&T

Registrant	$9,825	$14,000

Eaton Vance(1)	$100,698	$281,446

(1) The Investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Income Portfolio

By:	/s/Elizabeth S. Kenyon
Elizabeth S. Kenyon
President

Date:   February 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Dan A. Maalouly
Dan A. Maalouly
Treasurer

Date:   February 15, 2008

By:	/s/Elizabeth S. Kenyon
Elizabeth S. Kenyon
President

Date:   February 15, 2008